Accrued expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accrued expenses
44	Accrued expenses

	2019	2018
	RMB million	RMB million
		(Note)
Repairs and maintenance	4,312	4,468
Jet fuel costs	1,846	1,900
Salaries and welfare	3,974	3,212
Landing and navigation fees	2,612	2,492
Computer reservation services	461	585
Provision for major overhauls (Note 46)	883	821
Interest expenses	345	771
Air catering expenses	147	166
Provision for early retirement benefits (Note 47)	1	2
Others	1,164	1,265

	15,745	15,682

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).